FINANCIAL RISK MANAGEMENT ACTIVITIES - Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Financial assets
Other investments	$ 12	$ 54	[1],[2]	$ 1	[1],[2]
Trade, other receivables and other assets	675	569		405
Contingent consideration assets		48		48
Cash restricted for use	67	61		68
Cash and cash equivalents	2,905	1,425	[1],[2]	964	[1],[2]
Financial liabilities
Borrowings	2,044	1,984		2,239		$ 1,983
Lease liabilities	214	141		171		$ 186
Trade and other payables	1,001	957		772
Derivative financial liabilities	0	0		15
Bank overdraft	23	28	[1],[2]	9	[1],[2]
At fair value through profit or loss
Financial liabilities
Derivative financial liabilities				15
At amortised cost
Financial liabilities
Borrowings	2,044	1,984		2,239
Lease liabilities	214	141		171
Trade and other payables	751	727		560
Derivative financial liabilities				0
Bank overdraft	23	28		9
At fair value through profit or loss
Financial assets
Other investments	1	1		1
Contingent consideration assets	122	48		48
At fair value through other comprehensive income
Financial assets
Other investments	11	53
At amortised cost
Financial assets
Other investments	0	0		0
Loan receivable	333	463		506
Trade, other receivables and other assets	248	111		33
Contingent consideration assets	0	0		0
Cash restricted for use	67	61		68
Cash and cash equivalents	$ 2,905	$ 1,425		$ 964

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.